Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Horizon Kinetics Inflation Beneficiaries ETF (INFL)
Horizon Kinetics Blockchain Development ETF (BCDF)
Horizon Kinetics Energy and Remediation ETF (NVIR)
Horizon Kinetics Medical ETF (MEDX)
Horizon Kinetics SPAC Active ETF (SPAQ)
Horizon Kinetics Japan Owner Operator ETF (JAPN)
Horizon Kinetics Texas ETF (TEXX)
(each, a “Fund” and together, the “Funds”)
each, a series of Listed Funds Trust (the “Trust”)

Supplement dated August 17, 2026
to the Prospectuses and Statements of Additional Information (the “SAIs”)

Effective immediately, the address of the Funds’ investment adviser, Horizon Kinetics Asset Management LLC (the “Adviser”), is:

1270 Avenue of the Americas
27th Floor
New York, NY 10020

All references to the Adviser’s former address (470 Park Avenue South, 3rd Floor South, New York, New York 10016) in the Prospectuses and SAIs are hereby deleted and replaced with the Adviser’s new address as listed above.

Please retain this supplement with your Prospectus and SAI